S000022083 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Developed International Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	30.60%	8.01%	7.49%